497(e)
                                                                      333-153809

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AXA Equitable Life Insurance Company

SUPPLEMENT DATED NOVEMBER 23, 2009 TO THE CURRENT PROSPECTUS FOR
EQUI-VEST(R) 201

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This Supplement modifies certain information in the above-referenced prospectus, supplements to prospectus and statement of additional information, (together the "Prospectus"). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service center referenced in your Prospectus.

The following information is added to the state table in "Appendix I: State contract availability and/or variations of certain features and benefits" of the Prospectus.


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State           Features and benefits           Contract type         Availability or variation
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
CALIFORNIA      See "Your right to cancel       All contract types   If you reside in the state of California and you are age 60
                within a certain number of                           or older at the time the contract is issued, you may return
                days" in "Contract features                          your variable annuity contract within 30 days from the
                and benefits."                                       contract within 30 days from the date that you receive it and receive a refund as described below.

                                                                     If you allocate your entire initial contribution to the
                                                                     EQ/Money Market option (and/or guaranteed interest option), the amount of your refund will be equal to your contribution less interest, unless you make a transfer, in which case the amount of your refund will be equal to your account value on the date we receive your request to cancel at our processing office.
                                                                     This amount could be less than your initial contribution. If you allocate any portion of your initial contribution to the variable investment options (other than the EQ/Money Market option), your refund will be equal to your account value on the date we receive your request to cancel at our processing
                                                                     office.
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ILLINOIS        See "Selecting an annuity       All contract types   You can choose the date annuity payments are to begin,
                payout option" in the                                but it may not be earlier than 12 months from the
                "Your annuity payout                                 EQUI-VEST(R) contract date.
                options" section under
                "Accessing your money"
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MASSACHUSETTS   See "Disability, terminal       All contract types   The disability, terminal illness and confinement to a nursing
                illness or confinement to                            home withdrawal charge waivers are not available.
                nursing home" in the
                "Charges under the
                contracts" section under
                "Charges and expenses"

                See "Annual administrative                           We do not deduct amounts from the guaranteed interest option
                charge" in the "Charges                              for the Annual administrative charge.
                under the contract" section
                under "Charges and expenses"
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



888-571 (10/09)                                                   143797 (10/09)
EV201/NB                                                                  x02843

------------------------------------------------------------------------------------------------------------------------------------
State          Features and benefits            Contract type        Availability or variation
------------------------------------------------------------------------------------------------------------------------------------
NEW YORK       See "Selecting an annuity        TSA contracts        In the fifth paragraph in this section, the second line in the
               payout option" in the                                 paragraph "(1) the amount applied to purchase the annuity;"
               "Your annuity payout                                  is deleted in its entirety and replaced with the following:
               options" section under
               "Accessing your money"                                (1) The amount applied to provide the annuity will be: (a) the account value for any life annuity form or (b) the cash
                                                                         value for any period certain annuity form except that, if
                                                                         the period certain is more than five years, the amount
                                                                         applied will be no less than 95% of the account value.

               See "Charges under the                                We do not deduct amounts from the guaranteed interest option
               contracts" under "Charges                             for the Annual administrative charge or Charge for third-party
               and expenses"                                         transfer or exchange.
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PENNSYLVANIA   See "Loans" in "Accessing        All contract types   Taking a loan in excess of the Internal Revenue Code limits
               your money"                                           may result in adverse tax consequences. Please consult your tax adviser before taking a loan that exceeds the Internal Revenue
                                                                     Code limits.

               See "Withdrawal charge"                               The withdrawal charge waiver does not apply on the
               and "Disability, terminal                             transaction date of each contribution received nor until
               illness, or confinement to                            twelve months thereafter with respect to the Social Security
               nursing home" in the                                  Disability Waiver, the Terminal Illness Waiver, or if the
               "Charges under the                                    owner is confined to a nursing home.
               contracts" section under
               "Charges and expenses"
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TEXAS          See "Annual administrative       EDC contracts        We do not deduct amounts from the guaranteed interest option
               charge" in the "Charges under                         for the Annual administrative charge.
               the contract" section under
               "Charges and expenses"

               See "How you can                                      The $2,500,000 limitation on the sum of all contributions
               purchase and contribute to                            under all AXA Equitable annuity accumulating contracts
               your contract" in "Contract                           with the same owner or annuitant does not apply.
               features and benefits"

               See "Loans" in "Accessing                             Taking a loan in excess of the Internal Revenue Code
               your money"                                           limits may result in adverse tax consequences. Please
                                                                     consult your tax adviser before taking a loan that exceeds the Internal Revenue Code limits.
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VERMONT        See "Loans" under                All contract types   Taking a loan in excess of Internal Revenue Code limits
               "Accessing your money"                                may result in adverse tax consequences. Please consult
                                                                     your tax adviser before taking a loan that exceeds the
                                                                     Internal Revenue Code limits.
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WASHINGTON     See "Annual administrative       All contract types   We do not deduct amounts from the guaranteed interest option
               charge" in the "Charges under                         for the Annual administrative charge.
               the contract" section under
               "Charges and expenses"
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



         EQUI-VEST(R) is a registered service mark of AXA Equitable Life
                               Insurance Company.
                 Distributed by its affiliate AXA Advisors, LLC,
                1290 Avenue of the Americas, New York, NY 10104.
                      Copyright 2009. All rights reserved.

                      AXA Equitable Life Insurance Company
                           1290 Avenue of the Americas
                               New York, NY 10104
                                  212-554-1234

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